John Hancock Tax-Advantaged Global Shareholder Yield Fund (the “Fund”)

Supplement dated August 17, 2017 to the current Prospectus, as may be supplemented

The following information supplements the portfolio manager information under the heading “Portfolio managers”:

Effective close of business on October 31, 2017 (the effective date), Eric L. Sappenfield, will no longer serve as a portfolio manager of the Fund. Accordingly, as of the effective date, all references to Mr. Sappenfield as a portfolio manager of the Fund will be removed from the prospectus. Following the effective date, William W. Priest, CFA, CPA, John Tobin, Ph. D., CFA, Kera Van Valen, CFA, and Michael A. Welhoelter, CFA, of Epoch Investment Partners, Inc., one of the Fund’s subadvisors, will continue as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. The team of portfolio managers at Analytic Investors, LLC, the Fund’s other subadvisor, which is jointly and primarily responsible for the implementation and execution of the Fund’s options strategy, will remain unchanged.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Tax-Advantaged Global Shareholder Yield Fund (the “Fund”)

Supplement dated August 17, 2017 to the current Statement of Additional Information, as may be supplemented

The following information supplements the portfolio manager information under the heading “Portfolio managers”:

Effective close of business on October 31, 2017 (the effective date), Eric L. Sappenfield, will no longer serve as a portfolio manager of the Fund. Accordingly, as of the effective date, all references to Mr. Sappenfield as a portfolio manager of the Fund will be removed from the prospectus. Following the effective date, William W. Priest, CFA, CPA, John Tobin, Ph. D., CFA, Kera Van Valen, CFA, and Michael A. Welhoelter, CFA, of Epoch Investment Partners, Inc., one of the Fund’s subadvisors, will continue as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. The team of portfolio managers at Analytic Investors, LLC, the Fund’s other subadvisor, which is jointly and primarily responsible for the implementation and execution of the Fund’s options strategy, will remain unchanged.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.